Financial Instruments	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Financial Instruments
(5)	Financial Instruments

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

·	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

·	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities: Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2013:
Assets:
Cash and cash equivalents	$21,510	$—	$—	$21,510

Liabilities: Embedded derivative liability	$—	$—	$226	$226
Warrant liability	—	—	11,425	11,425
	$—	$—	$11,651	$11,651

The Company recorded a derivative liability relating to a call option issued to the holders of convertible notes issued in 2012 (the Call Option).  See Note 11 for further discussion of the call option derivative liability.  This derivative liability was measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3).  A reconciliation of the derivative liability is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449
Change in fair value of derivative liability	3,870
Exercise of Call Option	(6,319)
Balance at December 31, 2013	—

The Company issued notes in 2012 and 2013 that are convertible into common stock at the option of the holder.  See Note 11 for further discussion of these conversion options, which are accounted for as embedded derivative liabilities. These conversion options are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3).  A reconciliation of the embedded derivative liabilities is as follows (in thousands):

	2012 Notes	2013 Notes	Total
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	488	—	488
Change in fair value of derivative liability	(212)	—	(212)
Balance at December 31, 2012	$276	$—	$276
Issuance of derivative	—	732	732
Change in fair value of derivative liability	(175)	(607)	(782)
Balance at December 31, 2013	$101	$125	$226

The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). See Note 12 for further discussion of the warrant liability. A reconciliation of the warrant liability is as follows (in thousands):

	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants	2013 Interest Warrants	Total
Balance at January 1, 2012	$2,511	$—	$—	$—	$—	$2,511
Issuance of warrants	—	4,944	—	—	—	4,944
Change in fair value of warrant liability	(133)	(1,144)	—	—	—	(1,277)
Balance at December 31, 2012	$2,378	$3,800	$—	$—	$—	$6,178
Issuance of warrants	—	—	9,404	3,796	437	13,637
Exercise of warrants	(15)	—	(42)	—	—	(57)
Change in fair value of warrant liability	(1,643)	(370)	(4,223)	(1,713)	(384)	(8,333)
Balance at December 31, 2013	$720	$3,430	$5,139	$2,083	$53	$11,425

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis.  These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.  None of these assets were measured at fair value during the years ended December 31, 2012 or 2013.